S000045258 [Member] Expense Example, No Redemption - S000045258 [Member]	May 31, 2026 USD ($)
C000255612 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	962
C000140950 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	398
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	848
Expense Example, No Redemption, 10 Years	1,518
C000140951 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	961
Expense Example, No Redemption, 10 Years	1,894
C000140954 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	403
Expense Example, No Redemption, 10 Years	904
C000140955 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	962
C000175684 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	215
Expense Example, No Redemption, 5 Years	376
Expense Example, No Redemption, 10 Years	$ 844